o 103 SA-1
                        SUPPLEMENT DATED NOVEMBER 1, 2002
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                 TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
                             DATED DECEMBER 1, 2001

The Statement of Additional Information is amended as follows:

I. The section under "Officers and Trustees," listing the names, ages and addresses of the officers and board members, as well as their affiliations, positions held with the Fund and principal occupations beginning on page 8 is replaced with the following:

 The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below.


 INDEPENDENT BOARD MEMBERS
---------------------------
                                                             NUMBER OF
                                                             PORTFOLIOS IN
                                                             FUND COMPLEX
                                              LENGTH OF      OVERSEEN BY
NAME, AGE AND ADDRESS          POSITION       TIME SERVED    BOARD MEMBER*     OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------

HARRIS J. ASHTON (70)          Director       Since 1992     133               Director, Bar-S Foods
500 East Broward Blvd.                                                         (meat packing company).
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and
Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).
---------------------------------------------------------------------------------------------------------

S. JOSEPH FORTUNATO (70)       Director       Since 1992      134              None
500 East Broward Blvd.
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
-------------------------------------------------------------------------------------------------------

ANDREW H. HINES, JR. (79)     Director       Since 1991       27               None
500 East Broward Blvd.
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Consultant, Triangle Consulting Group; and Executive-in-Residence, Eckerd College (1991-present);
and formerly, Chairman and Director, Precise Power Corporation (1990-1997); Director, Checkers
Drive-In Restaurant, Inc. (1994-1997); and Chairman of the Board and Chief Executive Officer, Florida
Progress Corporation (holding company in the energy area) (1982-1990) and director of various of its subsidiaries.
------------------------------------------------------------------------------------------------------

BETTY P. KRAHMER (73)         Director      Since 1990        21               None
500 East Broward Blvd.
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or trustee of various civic associations; and formerly, Economic Analyst, U.S. government.
-----------------------------------------------------------------------------------------------------

GORDON S. MACKLIN (74)        Director      Since 1993       133               Director, White Mountains
500 East Broward Blvd.                                                         Insurance Group, Ltd.
Suite 2100                                                                     (holding company); Martek
Ft. Lauderdale, FL 33394-3091                                                  Biosciences Corporation;
                                                                               WorldCom, Inc.
                                                                               (communications services);
                                                                               MedImmune, Inc.
                                                                               (biotechnology);
                                                                               Overstock.com (Internet
                                                                               services); and Spacehab, Inc.
                                                                               (aerospace services).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and formerly, Chairman, White
River Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking)
(until 1992); and President, National Association of Securities Dealers, Inc. (until 1987).
--------------------------------------------------------------------------------------------------------

FRED R. MILLSAPS (73)         Director     Since 1990          27              None
500 East Broward Blvd.
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various business and nonprofit organizations; and manager of personal investments
(1978-present); and formerly, Chairman and Chief Executive Officer, Landmark Banking Corporation
(1969-1978); Financial Vice President, Florida Power and Light (1965-1969); and Vice President,
Federal Reserve Bank of Atlanta (1958-1965).
--------------------------------------------------------------------------------------------------------


INTERESTED BOARD MEMBERS AND OFFICERS
-------------------------------------
                                                             NUMBER OF
                                                             PORTFOLIOS IN
                                                             FUND COMPLEX
                                              LENGTH OF      OVERSEEN BY
NAME, AGE AND ADDRESS          POSITION       TIME SERVED    BOARD MEMBER*     OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------

**NICHOLAS F. BRADY (72)       Director       Since 1993     62                Director, Amerada Hess
500 East Broward Blvd.                                                         Corporation (exploration
Suite 2100                                                                     and refining of oil
Ft. Lauderdale, FL 33394-3091                                                  and gas); C2, Inc.
                                                                               (operating and investment
                                                                               business); and H.J. Heinz
                                                                               Company (processed foods
                                                                               and allied products).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Templeton Emerging Markets Investment Trust PLC, Darby Overseas Investments, Ltd. and Darby
Emerging Markets Investments LDC (investment firms) (1994-present); Director, Templeton Capital
Advisors Ltd. and Franklin Templeton Investment Fund; and formerly, Secretary of the United States
Department of the Treasury (1988-1993); Chairman of the Board, Dillon, Read & Co., Inc. (investment banking) (until 1988); and U.S. Senator, New Jersey (April 1982-December 1982).
--------------------------------------------------------------------------------------------------------

**HARMON E. BURNS (57)        Director and      Director      34               None
One Franklin Parkway          Vice President    since 1992
San Mateo, CA 94403-1906                        and
                                                Vice
                                                President
                                                since 1996


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin
Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and
officer of 48 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------

**CHARLES B. JOHNSON (69)     Director,         Director        133            None
One Franklin Parkway          Chairman of       and Chairman
San Mateo, CA 94403-1906      the Board         of the Board
                              and Vice          since 1995
                              President         Vice
                                                President
                                                since 1992

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director,
Franklin Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director,
Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------

JEFFERY A. EVERETT (38)      President          President       Not            None
PO Box N-7759                and Chief          and Chief       Applicable
Lyford Cay, Nassau,          Executive          Executive
Bahamas                      Officer-           Officer-
                             Investment         Investment
                             Management         Management
                                                since
                                                October 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Templeton Global Advisors Limited; officer of 15 of the investment companies in Franklin Templeton Investments; and formerly, Investment Officer, First Pennsylvania
Investment Research (until 1989).
-------------------------------------------------------------------------------------------------------

MARTIN L. FLANAGAN (42)       Vice              Vice            Not            None
One Franklin Parkway          President         President       Applicable
San Mateo, CA 94403-1906                        since 1990

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer,
Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual
Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide,
Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC;
Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin
Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial
Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------

JIMMY D. GAMBILL (55)     Senior Vice           Since            Not           None
500 East Broward Blvd.    President             October          Applicable
Suite 2100                and Chief             2002
Ft. Lauderdale, FL        Executive
33394-3091                Officer-
                          Finance and
                          Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC, and officer of some of the investment companies in
Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------

DAVID P. GOSS (55)       Vice President        Since 2000        Not           None
One Franklin Parkway                                             Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director,
Property Resources, Inc. and Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 50 of the investment companies in Franklin
Templeton Investments; and formerly, President, Chief Executive Officer and Director, Property Resources
Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
---------------------------------------------------------------------------------------------------------

BARBARA J. GREEN (55)     Vice President      Vice President     Not           None
One Franklin Parkway      and Secretary       since 2000         Applicable
San Mateo, CA 94403-1906                      and Secretary
                                              since 1996

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President, Templeton
Worldwide, Inc. and officer of one of the other subsidiaries of Franklin Resources, Inc., and of 50 of the investment companies in Franklin Templeton Investments; and formerly, Deputy Director, Division of
Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the
Chairman, Special Counsel and Attorney Fellow, Securities and Exchange Commission (1986-1995); Attorney,
Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts)
(until 1979).
----------------------------------------------------------------------------------------------------------

RUPERT H. JOHNSON, JR. (62)  Vice President    Since 1996         Not          None
One Franklin Parkway                                              Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President
and Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin
Investment Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------

JOHN R. KAY (62)             Vice President    Since 1994         Not          None
500 East Broward Blvd.                                            Applicable
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors,
Inc.; Senior Vice President, Franklin Templeton Services, LLC; and officer of one of the other subsidiaries of Franklin Resources, Inc. and of 20 of the investment companies in Franklin Templeton
Investments; and formerly, Vice President and Controller, Keystone Group, Inc.
---------------------------------------------------------------------------------------------------------

MICHAEL O. MAGDOL (65)     Vice President-     Since              Not          Director, FTI Banque,
600 5th Avenue             AML Compliance      May 2002           Applicable   Arch Chemicals, Inc.
Rockefeller Center                                                             and Lingnan Foundation
New York, NY 10048-0772

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; officer and/or director, as the case may be of some of the other subsidiaries of Franklin Resources, Inc.; and
officer of 47 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------

BRUCE S. ROSENBERG (41)   Treasurer and      Treasurer           Not           None
500 East Broward Blvd.    Chief              since 2000          Applicable
Suite 2100                Financial          and Chief
Ft. Lauderdale,           Officer            Financial
FL 33394-3091                                Officer
                                             since
                                             October 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; and officer of some of the subsidiaries of Franklin
Resources, Inc. and of 16 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------

MURRAY L. SIMPSON (65)    Vice President    Since 2000           Not           None
One Franklin Parkway                                             Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 50 of the investment companies in Franklin
Templeton Investments; and formerly, Chief Executive Officer and Managing Director, Templeton Franklin
Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset Management Ltd.
(until 1999).
----------------------------------------------------------------------------------------------------------


*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson is considered an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc., which is the parent company of the Fund's adviser and distributor. Harmon E. Burns is considered an interested person of the Fund under the federal securities laws due to his position as officer and director of Franklin Resources, Inc. Nicholas F. Brady is considered an interested person of the Fund under the federal securities laws due to his business affiliations with Franklin Resources, Inc. and Templeton Global Advisors Limited. Mr. Brady and Franklin Resources, Inc. are both limited partners of Darby Overseas Partners, L.P. (Darby Overseas). Mr. Brady is Chairman and shareholder of Darby Overseas Investments, Ltd., which is the corporate general partner of Darby Overseas. In addition, Darby Overseas and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P. (DEMF). Mr. Brady serves as Chairman of the corporate general partner of DEMF, and Darby Overseas and its general partner own 100% of the stock of the general partner of DEMF. Resources also is an investor in Darby Technology Ventures Group, LLC (DTV) in which Darby Overseas is a significant investor and for which Darby Overseas has the right to appoint a majority of the directors. Templeton Global Advisors Limited also is a limited partner in Darby-BBVA Latin America Private Equity Fund, L.P. (DBVA), a private equity fund in which Darby Overseas is a significant investor, and the general partner of which Darby, and the general partner of which Darby Overseas controls jointly with an unaffiliated third party. Mr. Brady is also a director of Templeton Capital Advisors Ltd. (TCAL), which serves as investment manager to certain unregistered funds. TCAL and Templeton Global Advisors Limited are both indirect subsidiaries of Franklin Resources, Inc.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

              Please keep this supplement for future reference.